Deferred Revenue - Schedule of Deferred Revenue (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Current liabilities
Deferred Revenue	$ 118,704		$ 125,359	$ 85,359
Reconciliation of the written down values at the beginning and end of the current and previous financial year are set out below:
Opening balance	125,359	$ 85,359	85,359	119,765
Payments received in advance		40,000	40,000	45,437
Transfer to revenue - performance obligations satisfied during the year				(79,843)
Closing balance	$ 118,704		$ 125,359	$ 85,359